Intangible assets, net (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Game Licenses [Member] CNY	Dec. 31, 2013 Game Licenses [Member] CNY	Dec. 31, 2014 Game Licenses [Member] Weighted Average [Member]	Dec. 31, 2013 Game Licenses [Member] Weighted Average [Member]	Dec. 31, 2014 Software Licenses [Member] CNY	Dec. 31, 2013 Software Licenses [Member] CNY	Dec. 31, 2014 Software Licenses [Member] Weighted Average [Member]	Dec. 31, 2013 Software Licenses [Member] Weighted Average [Member]	Dec. 31, 2014 Capitalized Costs for Internally Generated Software [Member] CNY	Dec. 31, 2013 Capitalized Costs for Internally Generated Software [Member] CNY	Dec. 31, 2014 Capitalized Costs for Internally Generated Software [Member] Weighted Average [Member]	Dec. 31, 2013 Capitalized Costs for Internally Generated Software [Member] Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount		106,717	5,181		102,038	4,561			1,639				3,040	620
Less: accumulated amortization		(9,212)	(3,141)
Intangible assets, net	15,715	97,505	2,040
Amortization of intangible assets	979	6,071	1,990	1,151
Amortization expenses for 2015		47,077
Amortization expenses for 2016		36,966
Amortization expenses for 2017		13,462
Amortization period							2 years 7 months 6 days	1 year 4 months 24 days			3 years				1 year 6 months	1 year 6 months